Debt - Mixed-use development credit facilities (Details) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2022	Mar. 31, 2019	Aug. 31, 2016	Jun. 30, 2023	Dec. 31, 2021
Debt
Outstanding borrowings	$ 541,966			$ 538,695	$ 696,703
Unamortized debt issuance costs	3,925			4,118	3,201
Mixed Use Development Amended Construction Loan Facility
Debt
Carrying amount of debt		$ 81,000
Debt service coverage ratio		1.30%
Outstanding borrowings	67,700				67,500
Unamortized debt issuance costs	33				229
Mixed Use Development Amended Construction Loan Facility | One month LIBOR
Debt
Interest rate basis		one-month LIBOR
Margin/spread on interest rate (in percent)		2.50%
Mixed Use Development Amended Construction Loan Facility | One month LIBOR | Debt Service Coverage Ratio 1.30
Debt
Interest rate basis		one-month LIBOR
Debt instrument conditional basis spread on variable rate		2.35%
Mixed Use Development Construction Loan Facility Maturing November 2024
Debt
Carrying amount of debt			$ 37,500
Outstanding borrowings	35,300			35,000	36,000
Unamortized debt issuance costs	88				$ 137
Interest rate (in percent)			4.00%
Principal and Interest payment			$ 179
Mixed Use Development Construction Loan Facility Maturing December 2026
Debt
Carrying amount of debt	$ 112,000
Outstanding borrowings				$ 0
Debt instrument conditional basis spread on variable rate	1.80%
Mixed Use Development Construction Loan Facility Maturing December 2026 | SOFR
Debt
Interest rate basis	SOFR
Margin/spread on interest rate (in percent)	2.00%